Finance And Other Income	12 Months Ended
Dec. 31, 2025
Finance And Other Income [Abstract]
Finance And Other Income
20.
FINANCE AND OTHER INCOME

The following table summarizes the Company’s finance and other income:

	Years Ended December 31,
	2025	2024	2023
	$	$	$
Interest on loans to Exar Capital	39,939	44,043	33,068
Interest on loans to Minera Exar	5,892	2,355	-
Interest on cash and cash equivalents	2,841	4,217	19,188
Other	734	1,172	643
	49,406	51,787	52,899